Discontinued Operations and Assets Held for Sale - Financial Information for Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations	$ 238	$ 43	$ (146)
Less: Net income attributable to non-controlling interests from discontinued operations	6	2	0
Income (loss) from discontinued operations attributable to IGT PLC	231	41	(145)
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt	2,000
Discontinued Operations, Disposed of by Sale | Proposed Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	1,810	1,781	1,629
Total cost of revenue	788	884	825
Selling, general and administrative	377	419	410
Interest expense, net	77	78	73
Other expense, net	257	259	503
Income (loss) from discontinued operations before provision for income taxes	311	141	(184)
Provision for (benefit from) income taxes	73	98	(38)
Income (loss) from discontinued operations	238	43	(146)
Less: Net income attributable to non-controlling interests from discontinued operations	6	2	0
Income (loss) from discontinued operations attributable to IGT PLC	$ 231	$ 41	$ (145)